Accrued Expenses - Schedule of Accrued Expenses (Details) (10-K) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued legal		$ 90,000	$ 99,000
Accrued directors' compensation			30,000
Accrued royalty			18,000
Accrued sales commission		40,000
Accrued management bonus			19,000
Accrued accounting		11,000	6,000
Accrued interest		18,000	17,000
Accrued other		59,000	51,000
Accrued expenses	$ 328,000	$ 218,000	$ 240,000